Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FRANK FUNDS
Entity Central Index Key	0001281790
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Frank Value Fund – Investor Class
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INVESTOR CLASS
Trading Symbol	FRNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frank Value Fund – Investor Class - FRNKX for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frank Value Fund – Investor Class	$ 213	2.02%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Frank Value Fund Letter to Shareholders

The Frank Value Fund enjoyed positive returns for the year ended June 30, 2024, benefiting from favorable market conditions.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a focused strategy targeting small and mid-cap equities trading at low absolute valuations while growing earnings and/or possessing a catalyst to raise the valuation. The advisor searches for qualitative metrics such as excellent management teams, high marginal returns on capital, sustainable competitive advantages, and shareholder friendliness. Value-unlocking catalysts include material share repurchases, sustainably high dividend yields, potential for merger or acquisition, and index addition.

Techniques

The advisor’s security selection approach of low-valuation, high-quality, and unlocking catalysts also boosted returns. Information below provides some more detailed descriptions of catalyst-driven allocations employed during the year.

NRG Energy

The advisor initiated a position in NRG in July of 2023 at an average price of $37. The market valued the company at $8 billion. Management committed to a $2.7 billion stock repurchase for 2024 and 2025, roughly 11% of shares outstanding per year, in addition to paying a 4% dividend. This combines to a greater than 15% “share holder yield” which is superior to most other investment opportunities and a focus of Frank Capital Partners’ strategy. As of June 30, 2024, NRG trades at $77.86, returning about 110% for the Frank Value Fund. The advisor has trimmed NRG but currently maintains a core position.

Ebay

The advisor initiated a position in Ebay in December 2023 at an initial price of $41. The market valued the company at $21 billion, while waiting for a $4 billion asset sale to close. Additionally, Ebay produces upwards of $2 billion of free cash flow per year, and management is extremely shareholder friendly, repurchasing nearly 8% of shares outstanding and paying over a 2% dividend yield. This combines to a greater-than 10% “shareholder yield” which is superior to most other investment opportunities and a focus of Frank Capital Partners’ strategy. As of June 30, 2024, Ebay traded at $53.72, returning about 30% for the Frank Value Fund. The advisor is maintaining its position in Ebay currently.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Investor Class	10.42%	8.88%	3.93%
S&P 500 Total Return Index	24.56%	15.03%	12.85%
Russell Mid Cap Value Index	11.98%	8.50%	7.60%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 19,567,730
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 174,625
Investment Company, Portfolio Turnover	100.08%
Additional Fund Statistics [Text Block]	FUND STATISTICS
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	ADVISORY FEES PAID BY FUND:
$ 19,567,730	28	100.08%	$174,625

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

top ten holdings

1.	NRG Energy, Inc.	9.50%
2.	CRH plc	7.35%
3.	Viatris Inc.	6.45%
4.	Calumet, Inc.	5.57%
5.	Energy Transfer LP	5.54%
6.	Nintendo Co., Ltd.	5.30%
7.	Altria Group, Inc.	5.22%
8.	eBay Inc.	4.06%
9.	Philip Morris International Inc.	3.84%
10.	Starbucks Corp.	3.46%
	Total % of Net Assets	56.29%

Largest Holdings [Text Block]

top ten holdings

1.	NRG Energy, Inc.	9.50%
2.	CRH plc	7.35%
3.	Viatris Inc.	6.45%
4.	Calumet, Inc.	5.57%
5.	Energy Transfer LP	5.54%
6.	Nintendo Co., Ltd.	5.30%
7.	Altria Group, Inc.	5.22%
8.	eBay Inc.	4.06%
9.	Philip Morris International Inc.	3.84%
10.	Starbucks Corp.	3.46%
	Total % of Net Assets	56.29%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-888-217-5426
Frank Value Fund – Class C
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	CLASS C
Trading Symbol	FNKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frank Value Fund - Class C - FNKCX for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frank Value Fund – Class C	$ 222	2.12%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Frank Value Fund Letter to Shareholders

The Frank Value Fund enjoyed positive returns for the year ended June 30, 2024, benefiting from favorable market conditions.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a focused strategy targeting small and mid-cap equities trading at low absolute valuations while growing earnings and/or possessing a catalyst to raise the valuation. The advisor searches for qualitative metrics such as excellent management teams, high marginal returns on capital, sustainable competitive advantages, and shareholder friendliness. Value-unlocking catalysts include material share repurchases, sustainably high dividend yields, potential for merger or acquisition, and index addition.

Techniques

The advisor’s security selection approach of low-valuation, high-quality, and unlocking catalysts also boosted returns. Information below provides some more detailed descriptions of catalyst-driven allocations employed during the year.

NRG Energy

The advisor initiated a position in NRG in July of 2023 at an average price of $37. The market valued the company at $8 billion. Management committed to a $2.7 billion stock repurchase for 2024 and 2025, roughly 11% of shares outstanding per year, in addition to paying a 4% dividend. This combines to a greater than 15% “share holder yield” which is superior to most other investment opportunities and a focus of Frank Capital Partners’ strategy. As of June 30, 2024, NRG trades at $77.86, returning about 110% for the Frank Value Fund. The advisor has trimmed NRG but currently maintains a core position.

Ebay

The advisor initiated a position in Ebay in December 2023 at an initial price of $41. The market valued the company at $21 billion, while waiting for a $4 billion asset sale to close. Additionally, Ebay produces upwards of $2 billion of free cash flow per year, and management is extremely shareholder friendly, repurchasing nearly 8% of shares outstanding and paying over a 2% dividend yield. This combines to a greater-than 10% “shareholder yield” which is superior to most other investment opportunities and a focus of Frank Capital Partners’ strategy. As of June 30, 2024, Ebay traded at $53.72, returning about 30% for the Frank Value Fund. The advisor is maintaining its position in Ebay currently.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Class C	9.66%	8.07%	3.16%
S&P 500 Total Return Index	24.56%	15.03%	12.85%
Russell Mid Cap Value Index	11.98%	8.50%	7.60%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 19,567,730
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 174,625
Investment Company, Portfolio Turnover	100.08%
Additional Fund Statistics [Text Block]	FUND STATISTICS
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	ADVISORY FEES PAID BY FUND:
$ 19,567,730	28	100.08%	$174,625

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

top ten holdings

1.	NRG Energy, Inc.	9.50%
2.	CRH plc	7.35%
3.	Viatris Inc.	6.45%
4.	Calumet, Inc.	5.57%
5.	Energy Transfer LP	5.54%
6.	Nintendo Co., Ltd.	5.30%
7.	Altria Group, Inc.	5.22%
8.	eBay Inc.	4.06%
9.	Philip Morris International Inc.	3.84%
10.	Starbucks Corp.	3.46%
	Total % of Net Assets	56.29%

Largest Holdings [Text Block]

top ten holdings

1.	NRG Energy, Inc.	9.50%
2.	CRH plc	7.35%
3.	Viatris Inc.	6.45%
4.	Calumet, Inc.	5.57%
5.	Energy Transfer LP	5.54%
6.	Nintendo Co., Ltd.	5.30%
7.	Altria Group, Inc.	5.22%
8.	eBay Inc.	4.06%
9.	Philip Morris International Inc.	3.84%
10.	Starbucks Corp.	3.46%
	Total % of Net Assets	56.29%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-888-217-5426
Frank Value Fund – Institutional Class
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	FNKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frank Value Fund – Institutional Class - FNKIX for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frank Value Fund – Institutional Class	$ 118	1.12%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Frank Value Fund Letter to Shareholders

The Frank Value Fund enjoyed positive returns for the year ended June 30, 2024, benefiting from favorable market conditions.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a focused strategy targeting small and mid-cap equities trading at low absolute valuations while growing earnings and/or possessing a catalyst to raise the valuation. The advisor searches for qualitative metrics such as excellent management teams, high marginal returns on capital, sustainable competitive advantages, and shareholder friendliness. Value-unlocking catalysts include material share repurchases, sustainably high dividend yields, potential for merger or acquisition, and index addition.

Techniques

The advisor’s security selection approach of low-valuation, high-quality, and unlocking catalysts also boosted returns. Information below provides some more detailed descriptions of catalyst-driven allocations employed during the year.

NRG Energy

The advisor initiated a position in NRG in July of 2023 at an average price of $37. The market valued the company at $8 billion. Management committed to a $2.7 billion stock repurchase for 2024 and 2025, roughly 11% of shares outstanding per year, in addition to paying a 4% dividend. This combines to a greater than 15% “share holder yield” which is superior to most other investment opportunities and a focus of Frank Capital Partners’ strategy. As of June 30, 2024, NRG trades at $77.86, returning about 110% for the Frank Value Fund. The advisor has trimmed NRG but currently maintains a core position.

Ebay

The advisor initiated a position in Ebay in December 2023 at an initial price of $41. The market valued the company at $21 billion, while waiting for a $4 billion asset sale to close. Additionally, Ebay produces upwards of $2 billion of free cash flow per year, and management is extremely shareholder friendly, repurchasing nearly 8% of shares outstanding and paying over a 2% dividend yield. This combines to a greater-than 10% “shareholder yield” which is superior to most other investment opportunities and a focus of Frank Capital Partners’ strategy. As of June 30, 2024, Ebay traded at $53.72, returning about 30% for the Frank Value Fund. The advisor is maintaining its position in Ebay currently.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Frank Value Fund – Institutional Class	10.64%	9.15%	4.20%
S&P 500 Total Return Index	24.56%	15.03%	12.85%
Russell Mid Cap Value Index	11.98%	8.50%	7.60%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 19,567,730
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 174,625
Investment Company, Portfolio Turnover	100.08%
Additional Fund Statistics [Text Block]	FUND STATISTICS
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	ADVISORY FEES PAID BY FUND:
$ 19,567,730	28	100.08%	$174,625

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

top ten holdings

1.	NRG Energy, Inc.	9.50%
2.	CRH plc	7.35%
3.	Viatris Inc.	6.45%
4.	Calumet, Inc.	5.57%
5.	Energy Transfer LP	5.54%
6.	Nintendo Co., Ltd.	5.30%
7.	Altria Group, Inc.	5.22%
8.	eBay Inc.	4.06%
9.	Philip Morris International Inc.	3.84%
10.	Starbucks Corp.	3.46%
	Total % of Net Assets	56.29%

Largest Holdings [Text Block]

top ten holdings

1.	NRG Energy, Inc.	9.50%
2.	CRH plc	7.35%
3.	Viatris Inc.	6.45%
4.	Calumet, Inc.	5.57%
5.	Energy Transfer LP	5.54%
6.	Nintendo Co., Ltd.	5.30%
7.	Altria Group, Inc.	5.22%
8.	eBay Inc.	4.06%
9.	Philip Morris International Inc.	3.84%
10.	Starbucks Corp.	3.46%
	Total % of Net Assets	56.29%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-888-217-5426
West Hills Core Fund
Shareholder Report [Line Items]
Fund Name	WEST HILLS CORE FUND
Class Name	WEST HILLS CORE FUND
Trading Symbol	LEBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the West Hills Core Fund - LEBOX for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://westhillscorefund.com/. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://westhillscorefund.com/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Hills Core Fund	$ 213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

West Hills Core Fund Letter to Shareholders

The West Hills Core Fund enjoyed positive returns for the year ended June 30, 2024, benefiting from favorable market conditions.

Strategy

Frank Capital Partners, LLC, the advisor to the West Hills Core Fund, employs an indexed strategy to the S&P 500 while hedging risk with listed options. The Fund sells out of the money call options and purchases put options with the proceeds.

Techniques

The advisor uses options trading to reduce draw-downs relative to the S&P 500 Index. Exchange traded put options are purchased to provide downside protection, while exchange traded call options are sold to capture implied volatility premiums. The options portfolio is actively managed to maintain a consistent market exposure.

We sincerely thank you for being a shareholder of the West Hills Core Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
West Hills Core Fund	13.91%	8.81%	3.76%
S&P 500 Total Return Index	24.56%	15.03%	12.85%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 7,978,484
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ (16,747)
Investment Company, Portfolio Turnover	20.43%
Additional Fund Statistics [Text Block]	FUND STATISTICS
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	ADVISOR REIMBURSED THE FUND:
$ 7,978,484	6	20.43%	$ (16,747)

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Excludes written options.

top holdings

1.	SPDR S&P 500 ETF Trust	101.40%
2.	SPDR S&P 500 ETF Trust, August 16, 2024, Put @ $515.00	0.28%
	Total % of Net Assets	101.68%

Largest Holdings [Text Block]	top holdings
1.	SPDR S&P 500 ETF Trust	101.40%
2.	SPDR S&P 500 ETF Trust, August 16, 2024, Put @ $515.00	0.28%
	Total % of Net Assets	101.68%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-888-217-5426
Camelot Event-Drive Fund – Class A
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	CLASS A
Trading Symbol	EVDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Camelot Event-Drive Fund – Class A - EVDAX for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number	1-866-706-9790
Additional Information Website	http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Camelot Event-Drive Fund – Class A	$ 205	2.02%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Camelot Event-Driven Fund Letter to Shareholders

The Camelot Event-Driven Fund Class A returned 3.07% for the fiscal year ended June 30, 2024, compared to 24.56% for the S&P 500 Total Return Index.

The Fund maintained a cautious positioning throughout the year, employing hedges in its activist and special situations substrategy while also holding treasury securities, whose yield compared favorably with the opportunities available in merger arbitrage but without the downside associated with deal risk.

Strategy

Camelot Event-Driven Advisors, LLC, the advisor to the Camelot Event-Driven Fund, employs an event-driven strategy targeting pricing inefficiencies created by several types of company-specific events.

The fund maintained its largest allocations to activist investments and special situations throughout the year. Activist activity remained variable throughout the period yet providing sufficient investment opportunities.

Merger arbitrage remains a relatively small allocation compared to allocations in the past. The risk/return profile of this strategy still has not reached a level where larger allocations would be warranted. In fact, Treasury yields have increased to a level where government bonds are an attractive substitute for a merger arbitrage allocation. The fund has also exercised appraisal rights in a number of its portfolio holdings.

Similarly, distressed opportunities remain a small albeit increasing fraction of the portfolio. During the year, the team has made a small allocation to the distressed bonds of Chinese real estate developers, who, in the opinion of the team, are experiencing a liquidity crunch rather than a solvency crisis and provide unusually asymmetric risk/return profiles.

I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Class A (with load)	-2.59%	8.94%	6.74%
Camelot Event Driven Fund - Class A (without load)	3.07%	10.17%	7.33%
S&P 500 Total Return Index	24.56%	15.03%	12.85%
HFRX Equity Market Neutral Index	4.82%	0.37%	0.17%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 96,866,390
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 1,321,818
Investment Company, Portfolio Turnover	48.03%
Additional Fund Statistics [Text Block]	FUND STATISTICS
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	ADVISORY FEES PAID BY FUND:
$ 96,866,390	254	48.03%	$1,321,818

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

^	Less than 0.005%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund - Institutional Class	9.25%
2.	Colgate-Palmolive Company	7.91%
3.	Humana Inc.	6.17%
4.	PPL Corporation	5.57%
5.	US Treasury Note 4.50% 11/15/2033	4.18%
6.	Newmont Corporation	3.85%
7.	International Flavors & Fragrances, Inc.	3.64%
8.	Johnson & Johnson	3.09%
9.	The J. M. Smucker Co.	2.81%
10.	Illumina, Inc.	2.69%
	Total % of Net Assets	49.16%

Largest Holdings [Text Block]

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund - Institutional Class	9.25%
2.	Colgate-Palmolive Company	7.91%
3.	Humana Inc.	6.17%
4.	PPL Corporation	5.57%
5.	US Treasury Note 4.50% 11/15/2033	4.18%
6.	Newmont Corporation	3.85%
7.	International Flavors & Fragrances, Inc.	3.64%
8.	Johnson & Johnson	3.09%
9.	The J. M. Smucker Co.	2.81%
10.	Illumina, Inc.	2.69%
	Total % of Net Assets	49.16%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-866-706-9790
Camelot Event-Drive Fund – Institutional Class
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EVDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Camelot Event-Drive Fund – Institutional Class - EVDIX for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number	1-866-706-9790
Additional Information Website	http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Camelot Event-Drive Fund – Institutional Class	$ 180	1.77%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Camelot Event-Driven Fund Letter to Shareholders

The Camelot Event-Driven Fund Institutional Class returned 3.34% for the fiscal year ended June 30, 2024, compared to 24.56% for the S&P 500 Total Return Index.

The Fund maintained a cautious positioning throughout the year, employing hedges in its activist and special situations substrategy while also holding treasury securities, whose yield compared favorably with the opportunities available in merger arbitrage but without the downside associated with deal risk.

Strategy

Camelot Event-Driven Advisors, LLC, the advisor to the Camelot Event-Driven Fund, employs an event-driven strategy targeting pricing inefficiencies created by several types of company-specific events.

The fund maintained its largest allocations to activist investments and special situations throughout the year. Activist activity remained variable throughout the period yet providing sufficient investment opportunities.

Merger arbitrage remains a relatively small allocation compared to allocations in the past. The risk/return profile of this strategy still has not reached a level where larger allocations would be warranted. In fact, Treasury yields have increased to a level where government bonds are an attractive substitute for a merger arbitrage allocation. The fund has also exercised appraisal rights in a number of its portfolio holdings.

Similarly, distressed opportunities remain a small albeit increasing fraction of the portfolio. During the year, the team has made a small allocation to the distressed bonds of Chinese real estate developers, who, in the opinion of the team, are experiencing a liquidity crunch rather than a solvency crisis and provide unusually asymmetric risk/return profiles.

I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Institutional Class	3.34%	10.50%	7.63%
S&P 500 Total Return Index	24.56%	15.03%	12.85%
HFRX Equity Market Neutral Index	4.82%	0.37%	0.17%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 96,866,390
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 1,321,818
Investment Company, Portfolio Turnover	48.03%
Additional Fund Statistics [Text Block]	FUND STATISTICS
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	ADVISORY FEES PAID BY FUND:
$ 96,866,390	254	48.03%	$1,321,818

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

^	Less than 0.005%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund - Institutional Class	9.25%
2.	Colgate-Palmolive Company	7.91%
3.	Humana Inc.	6.17%
4.	PPL Corporation	5.57%
5.	US Treasury Note 4.50% 11/15/2033	4.18%
6.	Newmont Corporation	3.85%
7.	International Flavors & Fragrances, Inc.	3.64%
8.	Johnson & Johnson	3.09%
9.	The J. M. Smucker Co.	2.81%
10.	Illumina, Inc.	2.69%
	Total % of Net Assets	49.16%

Largest Holdings [Text Block]

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund - Institutional Class	9.25%
2.	Colgate-Palmolive Company	7.91%
3.	Humana Inc.	6.17%
4.	PPL Corporation	5.57%
5.	US Treasury Note 4.50% 11/15/2033	4.18%
6.	Newmont Corporation	3.85%
7.	International Flavors & Fragrances, Inc.	3.64%
8.	Johnson & Johnson	3.09%
9.	The J. M. Smucker Co.	2.81%
10.	Illumina, Inc.	2.69%
	Total % of Net Assets	49.16%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-866-706-9790